Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Neiman Large Cap Value Fund | No-Load Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			No-Load Shares
Average Annual Return, Percent	13.99%	13.31%	9.00%
Neiman Large Cap Value Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A Shares
Average Annual Return, Percent	7.45%	11.97%	8.36%
Without Sales Load [Member] | Neiman Large Cap Value Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.99%	13.31%	9.00%
Neiman Large Cap Value Fund | No-Load Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
Neiman Large Cap Value Fund | Class A | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	17.60%	16.47%	15.30%